Trade and other payables	12 Months Ended
Mar. 31, 2019
Trade And Other Payables [Abstract]
Trade and other payables

18. Trade and other payables

Significant accounting policies that apply to trade and other payables

We initially recognise trade and other payables at fair value, which is usually the original invoiced amount. We subsequently carry them at amortised cost using the effective interest method.

At 31 March	2019 £m	2018 £m	2017 £m
Current
Trade payables	4,141	3,991	4,205
Other taxation and social security	564	704	704
Other payables	387	456	672
Accrued expenses	630	492	382
Deferred income[a]	68	1,525	1,474
	5,790	7,168	7,437

At 31 March	2019 £m	2018 £m	2017 £m
Non-current
Other payables[b]	873	871	885
Deferred income[a]	606	455	413
	1,479	1,326	1,298

[a] Deferred income recognised in prior periods has substantially been reclassified to contract liabilities on adoption of IFRS 15, see notes 1 and 2. The remaining balance includes £51m (2017/18: £132m, 2016/17: £71m) current and £586m (2017/18: £404m, 2016/17: £375m) non-current liabilities relating to the Broadband Delivery UK programme, for which grants received by the group may be subject to re-investment or repayment depending on the level of take-up.

[b] Other payables relate to operating lease liabilities and deferred gains on a 2001 sale and finance leaseback transaction.